October 6, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      Evergreen Select Fixed Income Trust (the "Trust")

            Evergreen National Municipal Bond Fund

                        Evergreen Intermediate Municipal Bond Fund

         Registration Statement No. 333-36019/811-08365

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the

"Act"), the Trust hereby certifies that (i) the form of the prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed for the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 39 to Registration Statement No.40,  333-36019/811-08365 (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on September 28, 2005.

If you have any questions or would like further information, please call me at (617) 210-3626.

                                           Very truly yours,

                                           /s/ Christine Nordstrom

 <

                                           Christine Nordstrom